COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 3, 2020, the holders of the Founder Shares and Representative Shares, as well as the holders of the Private Units and any units that may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Units and units issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $8,452,500 (exclusive of any applicable finders’ fees which might become payable); provided that up to 33% of the fee may be allocated at the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in the Initial Public Offering that assist the Company in identifying and consummating a Business Combination.

Business Combination Agreement

On November 2, 2020, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Merger Sub, and Aeva, pursuant to which Merger Sub will be merged with and into Aeva (the “Merger”) with Aeva surviving the Merger as a direct wholly-owned subsidiary of the Company (the “Proposed Business Combination”). The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Proposed Business Combination and the transactions contemplated thereby.

In connection with the closing of the Proposed Business Combination (the “Closing”), at the Effective Time, by virtue of the Merger, all shares of Aeva common stock issued and outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive shares of the Company’s common stock, all outstanding Aeva options will be converted into options to purchase our common stock and all outstanding Aeva restricted stock units will be converted into InterPrivate restricted stock units. The aggregate number of shares of the Company’s common stock to be issued in the Proposed Business Combination will be equal to $1.7 billion plus the exercise price of all outstanding Aeva options, divided by $10,00. Following the Closing, the Company will own all the stock of Aeva and the Aeva stockholders as of immediately prior to the effective time of the Merger will hold a majority of the Company’s common stock.

Estimated Transaction Expenses

The Company estimates that it has incurred estimated transaction expenses payable at Closing totaling approximately $52 million, consisting of (i) approximately $16 million of placement agent fees and related expenses, (ii) financial and transaction advisory fees of approximately $16 million, (iii) a fee of 8,452,500 payable to EarlyBirdCapital under the business combination marketing agreement (see “Business Combination Marketing Agreement” above), and (iv) printing, legal, accounting and other fees of $11.5 million.

The Closing is subject to certain conditions, including but not limited to the approval of the Company’s stockholders and Aeva’s stockholders of the Business Combination Agreement. The Business Combination Agreement may also be terminated by either party under certain circumstances including if the Business Combination has not occurred by March 31, 2021. Aeva has agreed to customary “no shop” obligations subject to a customary “fiduciary out,” and Aeva would be required to pay a termination fee in the amount of $68 million if the Business Combination Agreement is terminated under certain circumstances.

Stockholder Support Agreement

Also, on November 2, 2020, certain stockholders of Aeva holding the votes necessary to approve the Proposed Business Combination entered into a Stockholder Support Agreement with the Company (the “Stockholder Support Agreement”), pursuant to which, among other things, such stockholders have agreed to vote all of their shares of Aeva capital stock in favor of the approval and adoption of the Proposed Business Combination. Additionally, such stockholders have agreed not to (a) transfer any of their shares of Aeva capital stock (or enter into any arrangement with respect thereto) or (b) enter into any voting arrangement that is inconsistent with the Stockholder Support Agreement.

Registration Rights and Lock-Up Agreement

Pursuant to the Business Combination Agreement and as a condition to the Closing, the Company, the Sponsor and EarlyBirdCapital (the “Original Holders”) and certain stockholders of Aeva (the “New Holders” and collectively with the Original Holders, the “Holders”) will enter into the Registration Rights and Lock-Up Agreement.

Pursuant to the terms of the Registration Rights and Lock-Up Agreement, the Company will be obligated to file a registration statement to register the resale of certain securities of the Company held by the Holders. In addition, subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Holders may demand at any time or from time to time, to sell all or any portion of their registrable securities in an underwritten offering so long as the total offering price is reasonably expected to exceed $30 million. The Registration Rights and Lock-Up Agreement will also provide the Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Subject to certain exceptions, the Registration Rights and Lock-Up Agreement further provides for the securities of the Company held by the New Holders to be locked-up for a period of one-hundred eighty days following the Closing, while fifty percent of the securities of the Company held by the Original Holders will be locked-up until the earlier of (i) one year following the Closing or (ii) the date on which the sale price of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within any 30-day trading period, and the other fifty percent of the securities of the Company held by the Original Holders will be locked-up until one year following the Closing.

Subscription Agreements

On November 2, 2020, the Company entered into subscription agreements with certain investors, pursuant to which the investors have agreed to purchase in the aggregate approximately 12,000,000 shares of common stock in a private placement for $10.00 per share (the “November 2020 PIPE”) for anticipated gross proceeds of approximately $120,000,000. The Company agreed to give certain registration rights to the November 2020 PIPE investors pursuant to the subscription agreements.

On December 23, 2020, the Company entered into separate subscription agreements with an institutional accredited investor and its affiliates (collectively, the “Investors”) pursuant to which the Investors agreed to purchase an aggregate of approximately 16,168,478 shares of the Company’s common stock for an aggregate purchase price of approximately $200,000,000, consisting of a $150,000,000 tranche with a purchase price of $11.50 per share and a $50,000,000 tranche with a purchase price of $16.00 per share, in a private placement (collectively, the “December 2020 PIPE”). The investors who agreed to purchase December 2020 PIPE shares in the $150,000,000 tranche also entered into waiver and lockup agreements with the Company pursuant to which each agreed (1) to vote all shares of common stock held by such investor on the record date for the special meeting in favor of the proposal to approve the Proposed Business Combination, (2) not to submit any such shares of common stock for conversion in connection with such vote and (3) to a lock-up of such tranche of December 2020 PIPE shares for a period of one year following the Closing.

The purpose of the November 2020 PIPE and December 2020 PIPE is to raise additional capital for use in connection with the Proposed Business Combination, to meet the minimum cash requirements of the Company provided in the Business Combination Agreement and for use by the post-combination company following the Closing. The November 2020 PIPE and the December 2020 PIPE are conditioned on, among other customary closing conditions, the closing of the Proposed Business Combination.

Legal proceedings

On December 23, 2020, Brian Quarles, an alleged stockholder of the Company, filed a lawsuit against the Company, its directors, Merger Sub and Aeva in the Supreme Court of the State of New York, captioned Quarles v. InterPrivate Acquisition Corp., et al., Index No. 657263/2020. The complaint alleges that the Company’s directors caused materially misleading and incomplete information to be disseminated to the Company’s public stockholders and that the Company, Merger Sub and Aeva aided and abetted the directors’ breach of their fiduciary duties. The complaint alleges that the disseminated information omitted, among other things, certain financial information, details regarding the Company’s financial advisors and other information relating to the background of the Business Combination. The complaint seeks, among other things, (1) injunctive relief enjoining the Company, its directors, Merger Sub and Aeva and persons acting in concert with them from proceeding with, consummating or closing the Business Combination; (2) rescission of the consummation of the Business Combination if consummated or rescissory damages; (3) injunctive relief directing the defendants to disseminate a registration statement that does not omit material information or contain alleged untrue statements of material fact; (4) declaratory judgment that the individual defendants violated their fiduciary duties; (5) an award of plaintiff’s expenses and attorney’s fees; and (6) other equitable relief. The Company believes that the plaintiff’s claims in the foregoing matter are without merit and intends to vigorously defend against them.

Commitments and Contingencies

Note 13. Commitments and Contingencies

Leases

In March 2018, the Company entered into a lease for office space located in Mountain View, California. In June 2020, the Company extended the term of the lease to June 30, 2023. The Company is using the facility for office, manufacturing and research and development purposes. In connection with the lease, the Company recognized an operating lease right-of-use asset of $1.7 million as of March 31, 2021 and an aggregate lease liability of $1.7 million on its condensed consolidated balance sheet. The remaining lease term is two years and three months.

In January 2021, the Company entered into a lease for office and research and development located in Milpitas, California. The lease term commenced in March 2021 and ends in April 2026. In connection with the lease, the Company recognized an operating lease right-of-use asset of $4.7 million as of March 31, 2021, and an aggregate lease liability of $4.6 million on its condensed consolidated balance sheet. The remaining lease term is six years and one month.

The weighted average incremental borrowing rate used to measure the operating lease liability is 5.25%. Operating lease cost for three months ended March 31, 2021, was $0.3 million and rent expense for the three months ended March 31, 2020, was $0.2 million.

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of March 31, 2021 (in thousands):

Operating Leases
Remainder of 2021	$1,083
2022	1,775
2023	1,436
2024	1,097
2025	1,130
Thereafter	384

Total minimum lease payments	6,906

Less: imputed interest	(764)

Total lease liability	$6,142

Litigation

From time to time, the Company is involved in actions, claims, suits and other proceedings in the ordinary course of business, including assertions by third parties relating to intellectual property infringement, breaches of contract or warranties or employment-related matters. When it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated, the Company records a liability for such loss contingencies. The Company’s estimates regarding potential losses and materiality are based on the Company’s judgment and assessment of the claims utilizing currently available information. Although the Company will continue to reassess its reserves and estimates based on future developments, the Company’s objective assessment of the legal merits of such claims may not always be predictive of the outcome and actual results may vary from the Company’s current estimates.

On December 23, 2020, an alleged stockholder of IPV, filed a lawsuit against IPV, its directors, WLLY Merger Sub Corp. and Aeva, Inc. in the Supreme Court of the State of New York, captioned Quarles v. InterPrivate Acquisition Corp. The complaint alleged that InterPrivate’s directors caused materially misleading and incomplete information to be disseminated to IPV’s public stockholders and that IPV, WLLY Merger Sub Corp. and the Company aided and abetted the directors’ breach of their fiduciary duties. The complaint sought, among other things, (1) injunctive relief enjoining IPV, its directors, WLLY Merger Sub Corp. and Aeva, Inc. and persons acting in concert with them from proceeding with, consummating or closing the Business Combination; (2) rescission of the consummation of the Business Combination if consummated or rescissory damages; (3) injunctive relief directing the defendants to disseminate a registration statement that does not omit material information or contain alleged untrue statements of material fact; (4) declaratory judgment that the individual defendants violated their fiduciary duties; (5) an award of plaintiff’s expenses and attorney’s fees; and (6) other equitable relief. This matter has been voluntarily dismissed against all parties.

On January 20, 2021, Michael Anello, an alleged stockholder of the Company, filed a lawsuit against the Company and its directors in the United States District Court for the Southern District of New York, captioned Anello v. InterPrivate Acquisition Corp., et al., Case No. 1:21-cv-00505. The complaint alleged that the Company’s directors authorized the filing of a materially incomplete and misleading registration statement on Form S-4 with the SEC in violation of Sections 14(a) and 20(a) of the Exchange Act and in breach of the directors’ duty of disclosure. The complaint alleged that the registration statement on Form S-4 contains materially incomplete and misleading information concerning, among other things, certain financial information and any conflicts of interest of the Company’s financial advisors. The complaint sought, among other things, (1) injunctive relief enjoining the Company, its directors and persons acting in concert with them from proceeding with the special meeting or consummating the Business Combination; (2) damages; (3) an award of plaintiff’s expenses and attorney’s and expert fees; and (4)other equitable relief. This matter has been voluntarily dismissed without prejudice against all parties.

Indemnifications

In the ordinary course of business, the Company is not subject to potential obligations under guarantees that fall within the scope of FASB ASC Guarantees, (Topic 460), except for standard indemnification provisions that are contained within many of the Company’s customer agreements and give rise only to disclosure requirements prescribed by Topic 460. Indemnification provisions contained within the Company’s customer agreements are generally consistent with those prevalent in the Company’s industry. The Company has not incurred any obligations under customer indemnification provisions and does not expect to incur significant obligations in the future. Accordingly, the Company does not maintain accruals for potential customer indemnification obligations.